CONVERTIBLE NOTES - Conversion details (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2019
Short-term Debt [Line Items]
Convertible Notes issued	$ 90,000		$ 210,000
Debt discount and debt issuance cost incurred	(19,051)		(22,763)
Amortization of debt discount and issuance cost	3,394	$ 3,394	1,623
Convertible Notes balance	263,202		$ 188,860	$ 263,200
Accrued interest of Convertible Notes	8,782			$ 8,800
Convertible Notes converted to Series D convertible preferred shares	$ 271,984